Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,573	$ 2,311
Cash flows	68	254
Exchange adjustment	33	(73)
Acquisition of businesses	25	51
Other	79	30
Ending balance	2,778	2,573
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	670	633
Cash flows	(59)	(35)
Exchange adjustment	1	(6)
Acquisition of businesses	25	51
Other	43	27
Ending balance	680	670
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(7)
Cash flows		(2)
Other	27	(5)
Ending balance	20	(7)
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		262
Cash flows	127	(268)
Exchange adjustment	(2)	3
Other	0	3
Ending balance	125
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	509	538
Exchange adjustment	18	(30)
Other	1	1
Ending balance	528	509
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	385	406
Exchange adjustment	13	(23)
Other	1	2
Ending balance	399	385
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	447	472
Exchange adjustment	15	(26)
Other	0	1
Ending balance	462	447
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	569
Cash flows		559
Exchange adjustment	(12)	9
Other	7	1
Ending balance	564	569
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,580	2,311
Cash flows	68	256
Exchange adjustment	33	(73)
Acquisition of businesses	25	51
Other	52	35
Ending balance	2,758	2,580
Exchange of principal [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ (7)
Cash flows		(5)
Other		(2)
Ending balance		(7)
Initial fee received [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Cash flows		3
Other		$ (3)